SELECTED QUARTERLY FINANCIAL DATA(UNAUDITED)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Dollars in Millions, Except Per Share Data	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2013:
Net sales	$1,037.9	$1,055.3	$1,046.8	$1,060.7	$4,200.7
Gross profit	$652.9	$673.3	$684.5	$661.5	$2,672.2
Net earnings	$190.0	$173.4	$169.7	$156.1	$689.2
Net earnings attributable to shareholders	$188.0	$172.0	$171.3	$152.5	$683.8
Basic earnings per share	$0.93	$0.85	$0.85	$0.75	$3.37
Diluted earnings per share	$0.92	$0.84	$0.84	$0.75	$3.36
2012:
Net sales	$986.6	$1,012.3	$921.3	$981.1	$3,901.3
Gross profit	$613.8	$635.6	$565.6	$582.5	$2,397.5
Net earnings	$172.6	$168.9	$145.2	$101.6	$588.3
Net earnings attributable to shareholders	$167.0	$163.6	$146.3	$103.5	$580.4
Basic earnings per share	$0.82	$0.80	$0.72	$0.51	$2.84
Diluted earnings per share	$0.81	$0.80	$0.71	$0.51	$2.83